FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) derivative
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ 17
Fixed interest rate | Interest rate SWAP
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(255)	$ 132	$ (132)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 3,701	$ 837	(127)
Loss on discontinuation of hedge accounting			$ 605
Number of derivative instruments designated as hedging | derivative			3
Number of interest rate swap transactions | derivative			4
Minimum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.50%
Maximum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.75%